Deferred Tax Liabilities - Schedule of Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Liabilities [Abstract]
Beginning balance	$ 5,658	$ 5,583
Exchange alignment	(13)	75
Ending balance	$ 5,645	$ 5,658